Employee benefits (Details 17) - Industrias Quimica Falcon de Mexico [member] ₨ in Millions	Mar. 31, 2024 INR (₨)
During the year ended March 31, 2025 (estimated) [member]
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 0
March 31, 2026 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	6
March 31, 2027 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	11
March 31, 2028 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	19
March 31, 2029 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	26
March 31, 2030 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	36
Thereafter [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 798